Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	4 Months Ended
	Mar. 31, 2015 Segment	Dec. 31, 2014 Segment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		3 years
Impairment losses on long-lived assets		$ 0
Number of operating segment	1	1
Potentially dilutive securities	4,191,081	9,065,748
Fair Value Measurements on Recurring Basis | Significant Unobservable Inputs (Level 3)
Summary Of Significant Accounting Policies [Line Items]
Embedded derivative liability	293,000	196,000
Restricted Stock Awards
Summary Of Significant Accounting Policies [Line Items]
Requisite service period of stock awards	4 years
Convertible Debt Securities
Summary Of Significant Accounting Policies [Line Items]
Principal of outstanding convertible promissory notes		$ 2,500,000